Share-based Payments - Summary of Share Options and Weighted Average Exercise Prices (Parenthetical) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Weighted average share price for share options at date of exercise	£ 18.23	£ 10.43	£ 9.00
Vesting period of share options exercised		4 years